Quarterly Holdings Report
for
Fidelity® Limited Term Bond ETF
May 31, 2023
T13-NPRT3-0723
1.9862237.108
Nonconvertible Bonds - 59.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
0.9% 3/25/24	480,000	463,177
1.65% 2/1/28	722,000	625,241
NTT Finance Corp.:
0.583% 3/1/24 (b)	268,000	258,479
1.162% 4/3/26 (b)	222,000	200,434
1.591% 4/3/28 (b)	450,000	390,397
Verizon Communications, Inc.:
2.355% 3/15/32	947,000	763,724
3% 3/22/27	510,000	480,462
		3,181,914
Media - 0.8%
Comcast Corp. 3.95% 10/15/25	341,000	335,158
Magallanes, Inc.:
3.638% 3/15/25	132,000	127,747
3.755% 3/15/27	1,071,000	1,003,668
		1,466,573
Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	437,000	416,524
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	710,000	661,476
3.5% 4/15/25	333,000	322,897
		1,400,897
TOTAL COMMUNICATION SERVICES		6,049,384
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 2.4%
American Honda Finance Corp. 4.6% 4/17/25	400,000	397,577
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	458,000	441,985
1.45% 3/2/26 (b)	187,000	170,739
5.5% 11/27/24 (b)	430,000	431,389
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.2593% 11/17/23 (c)(d)	468,000	468,553
1.05% 3/8/24	178,000	172,123
1.25% 1/8/26	286,000	256,802
1.7% 8/18/23	276,000	273,695
2.35% 2/26/27	270,000	241,431
4.15% 6/19/23	260,000	259,918
6% 1/9/28	760,000	772,015
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	330,000	298,451
3.95% 6/6/25 (b)	435,000	423,231
		4,607,909
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	440,000	412,961
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 3.3% 7/1/25	55,000	53,275
Starbucks Corp. 3.8% 8/15/25	126,000	123,147
		176,422
Specialty Retail - 0.9%
Advance Auto Parts, Inc. 5.95% 3/9/28	489,000	497,256
AutoZone, Inc. 3.625% 4/15/25	378,000	367,022
Lowe's Companies, Inc.:
4.4% 9/8/25	395,000	390,865
4.8% 4/1/26	74,000	73,822
Ross Stores, Inc. 0.875% 4/15/26	473,000	420,475
		1,749,440
TOTAL CONSUMER DISCRETIONARY		6,946,732
CONSUMER STAPLES - 4.9%
Beverages - 0.5%
Constellation Brands, Inc. 3.6% 5/9/24	400,000	392,273
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	310,000	298,586
Molson Coors Beverage Co. 3% 7/15/26	343,000	322,974
		1,013,833
Consumer Staples Distribution & Retail - 1.1%
7-Eleven, Inc.:
0.8% 2/10/24 (b)	92,000	88,721
0.95% 2/10/26 (b)	417,000	375,461
1.3% 2/10/28 (b)	301,000	257,260
Dollar General Corp.:
4.25% 9/20/24	360,000	355,100
4.625% 11/1/27	422,000	419,051
Dollar Tree, Inc. 4% 5/15/25	217,000	212,095
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	346,000	325,470
		2,033,158
Food Products - 1.7%
Conagra Brands, Inc. 0.5% 8/11/23	466,000	461,151
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27 (b)	1,050,000	917,438
JDE Peet's BV:
0.8% 9/24/24 (b)	269,000	250,819
1.375% 1/15/27 (b)	1,024,000	888,527
McCormick & Co., Inc. 0.9% 2/15/26	390,000	349,279
Mondelez International, Inc. 2.125% 3/17/24	350,000	340,976
		3,208,190
Tobacco - 1.6%
Altria Group, Inc. 2.35% 5/6/25	308,000	291,859
BAT Capital Corp.:
3.222% 8/15/24	499,000	484,336
4.7% 4/2/27	500,000	487,797
BAT International Finance PLC:
1.668% 3/25/26	26,000	23,431
3.95% 6/15/25 (b)	486,000	470,585
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	250,000	241,317
4.25% 7/21/25 (b)	410,000	395,007
Philip Morris International, Inc.:
0.875% 5/1/26	296,000	265,320
1.5% 5/1/25	136,000	127,337
2.875% 5/1/24	292,000	285,021
		3,072,010
TOTAL CONSUMER STAPLES		9,327,191
ENERGY - 3.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
1.231% 12/15/23	142,000	138,944
2.061% 12/15/26	133,000	120,718
		259,662
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	143,000	134,279
ConocoPhillips Co. 2.4% 3/7/25	31,000	29,736
Enbridge, Inc.:
1.6% 10/4/26	320,000	286,074
2.15% 2/16/24	111,000	108,144
2.5% 2/14/25	116,000	110,509
Energy Transfer LP:
2.9% 5/15/25	373,000	354,382
4.2% 9/15/23	169,000	168,126
4.5% 4/15/24	322,000	318,815
Enterprise Products Operating LP 5.05% 1/10/26	465,000	468,654
EQT Corp. 5.678% 10/1/25	401,000	400,703
Equinor ASA:
1.75% 1/22/26	53,000	49,236
2.875% 4/6/25	305,000	294,624
Hess Corp. 4.3% 4/1/27	450,000	435,881
MPLX LP 1.75% 3/1/26	289,000	263,478
Occidental Petroleum Corp. 2.9% 8/15/24	454,000	436,850
Petroleos Mexicanos:
6.49% 1/23/27	420,000	361,673
6.5% 3/13/27	600,000	517,590
Phillips 66 Co.:
1.3% 2/15/26	456,000	414,075
3.85% 4/9/25	157,000	153,278
The Williams Companies, Inc. 5.4% 3/2/26	101,000	101,823
Valero Energy Corp. 2.85% 4/15/25	99,000	94,858
		5,502,788
TOTAL ENERGY		5,762,450
FINANCIALS - 29.3%
Banks - 17.9%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(c)	346,000	304,411
Banco Santander SA 1.722% 9/14/27 (c)	400,000	349,441
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	382,000	358,225
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	1,720,000	1,707,066
0.976% 4/22/25 (c)	240,000	229,942
1.197% 10/24/26 (c)	816,000	735,473
1.319% 6/19/26 (c)	454,000	416,446
1.734% 7/22/27 (c)	1,080,000	963,147
4.2% 8/26/24	180,000	177,049
Bank of Nova Scotia 0.55% 9/15/23	245,000	241,385
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	453,000	442,881
Barclays PLC:
2.279% 11/24/27 (c)	960,000	852,984
2.852% 5/7/26 (c)	300,000	281,904
3.932% 5/7/25 (c)	515,000	503,962
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	1,093,000	975,035
2.219% 6/9/26 (b)(c)	180,000	167,062
BPCE SA:
1.652% 10/6/26 (b)(c)	410,000	369,000
2.045% 10/19/27 (b)(c)	378,000	332,266
Canadian Imperial Bank of Commerce:
0.95% 6/23/23	327,000	326,112
3.945% 8/4/25	363,000	351,726
Capital One NA 2.28% 1/28/26 (c)	337,000	314,828
Citigroup, Inc.:
0.981% 5/1/25 (c)	286,000	272,822
1.122% 1/28/27 (c)	455,000	406,795
2.014% 1/25/26 (c)	390,000	366,905
3.106% 4/8/26 (c)	1,193,000	1,143,603
Danske Bank A/S 6.466% 1/9/26 (b)(c)	330,000	330,410
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	381,000	337,968
1.605% 3/30/28 (b)(c)	959,000	834,018
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	40,000	39,529
HSBC Holdings PLC:
0.976% 5/24/25 (c)	360,000	341,998
1.589% 5/24/27 (c)	330,000	292,860
3.803% 3/11/25 (c)	250,000	245,330
4.041% 3/13/28 (c)	500,000	471,769
4.292% 9/12/26 (c)	500,000	483,370
5.21% 8/11/28 (c)	342,000	337,051
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	274,000	254,599
Huntington National Bank 5.699% 11/18/25 (c)	188,000	178,318
ING Groep NV 1.726% 4/1/27 (c)	261,000	233,972
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	397,000	377,907
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	309,000	293,562
1.04% 2/4/27 (c)	600,000	536,478
1.045% 11/19/26 (c)	278,000	250,332
1.47% 9/22/27 (c)	505,000	447,552
2.083% 4/22/26 (c)	385,000	361,989
3.22% 3/1/25 (c)	244,000	239,324
3.54% 5/1/28 (c)	500,000	471,984
4.323% 4/26/28 (c)	1,430,000	1,391,909
KeyCorp 3.878% 5/23/25 (c)	203,000	184,775
Lloyds Banking Group PLC 2.438% 2/5/26 (c)	200,000	188,903
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	450,000	412,465
1.538% 7/20/27 (c)	300,000	265,547
1.64% 10/13/27 (c)	380,000	335,046
2.193% 2/25/25	590,000	556,946
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	329,000	324,192
1.234% 5/22/27 (c)	280,000	246,988
1.554% 7/9/27 (c)	280,000	247,562
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	297,000	295,844
NatWest Group PLC:
3.073% 5/22/28 (c)	500,000	454,387
3.875% 9/12/23	300,000	297,936
4.519% 6/25/24 (c)	310,000	309,438
5.847% 3/2/27 (c)	415,000	416,130
NatWest Markets PLC 0.8% 8/12/24 (b)	377,000	356,119
PNC Financial Services Group, Inc. 5.354% 12/2/28 (c)	90,000	89,871
Rabobank Nederland 1.98% 12/15/27 (b)(c)	855,000	753,513
Regions Financial Corp. 2.25% 5/18/25	166,000	153,234
Royal Bank of Canada 1.15% 6/10/25	317,000	292,381
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	208,000	181,766
3.45% 6/2/25	505,000	479,470
5.807% 9/9/26 (c)	250,000	246,707
Societe Generale:
1.488% 12/14/26 (b)(c)	608,000	535,781
1.792% 6/9/27 (b)(c)	1,056,000	922,273
2.625% 10/16/24 (b)	200,000	189,992
3.875% 3/28/24 (b)	343,000	335,931
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	1,005,000	888,222
1.474% 7/8/25	210,000	193,282
Truist Financial Corp. 5.9% 10/28/26 (c)	350,000	347,184
Wells Fargo & Co.:
2.164% 2/11/26 (c)	64,000	60,434
2.406% 10/30/25 (c)	356,000	340,138
3.526% 3/24/28 (c)	1,140,000	1,068,486
4.3% 7/22/27	571,000	550,264
Westpac Banking Corp. 4.11% 7/24/34 (c)	315,000	278,575
		34,142,481
Capital Markets - 5.2%
Ares Capital Corp. 3.25% 7/15/25	540,000	499,438
Bank of New York Mellon Corp. 3.85% 4/28/28	1,030,000	990,888
Credit Suisse AG 0.52% 8/9/23	230,000	226,895
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	360,000	310,860
2.593% 9/11/25 (b)(c)	220,000	207,055
Deutsche Bank AG New York Branch:
0.898% 5/28/24	125,000	118,526
1.447% 4/1/25 (c)	554,000	521,902
2.129% 11/24/26 (c)	388,000	344,184
2.222% 9/18/24 (c)	541,000	530,577
2.311% 11/16/27 (c)	217,000	186,706
Goldman Sachs Group, Inc.:
0.657% 9/10/24 (c)	300,000	295,417
1.757% 1/24/25 (c)	250,000	242,931
2.64% 2/24/28 (c)	1,180,000	1,069,806
3.272% 9/29/25 (c)	266,000	257,228
5.7% 11/1/24	180,000	180,429
Intercontinental Exchange, Inc.:
3.65% 5/23/25	361,000	353,913
4% 9/15/27	272,000	267,173
Moody's Corp. 4.875% 2/15/24	394,000	391,450
Morgan Stanley:
0.79% 5/30/25 (c)	365,000	345,938
2.475% 1/21/28 (c)	500,000	453,898
2.72% 7/22/25 (c)	184,000	177,465
3.591% 7/22/28 (c)	500,000	466,793
3.772% 1/24/29 (c)	500,000	468,747
Nomura Holdings, Inc. 1.653% 7/14/26	360,000	317,714
S&P Global, Inc. 2.45% 3/1/27	218,000	202,339
State Street Corp. 2.901% 3/30/26 (c)	16,000	15,281
UBS AG London Branch:
1.25% 6/1/26 (b)	360,000	318,533
1.375% 1/13/25 (b)	195,000	181,886
		9,943,972
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	382,000	358,634
1.75% 1/30/26	365,000	326,866
2.45% 10/29/26	151,000	134,648
4.875% 1/16/24	150,000	148,699
Ally Financial, Inc.:
1.45% 10/2/23	151,000	148,584
4.75% 6/9/27	500,000	466,726
5.125% 9/30/24	197,000	192,389
American Express Co. 2.25% 3/4/25	326,000	309,569
Capital One Financial Corp.:
1.343% 12/6/24 (c)	300,000	290,871
1.878% 11/2/27 (c)	400,000	345,329
4.985% 7/24/26 (c)	208,000	203,488
Ford Motor Credit Co. LLC 2.3% 2/10/25	540,000	503,995
Hyundai Capital America 1% 9/17/24 (b)	423,000	398,285
John Deere Capital Corp. 3.4% 6/6/25	257,000	250,637
Synchrony Financial:
4.25% 8/15/24	338,000	320,842
4.375% 3/19/24	333,000	322,547
Toyota Motor Credit Corp. 5.4% 11/10/25	220,000	222,753
		4,944,862
Financial Services - 1.9%
AIG Global Funding 0.9% 9/22/25 (b)	280,000	253,341
Athene Global Funding:
0.95% 1/8/24 (b)	275,000	265,204
1% 4/16/24 (b)	170,000	161,504
1.73% 10/2/26 (b)	980,000	843,803
Blackstone Private Credit Fund 4.7% 3/24/25	150,000	144,749
Brixmor Operating Partnership LP 2.25% 4/1/28	177,000	149,689
Corebridge Financial, Inc.:
3.5% 4/4/25	74,000	70,641
3.65% 4/5/27	105,000	98,245
GA Global Funding Trust 1.25% 12/8/23 (b)	430,000	418,482
Jackson Financial, Inc.:
1.125% 11/22/23	190,000	186,111
5.17% 6/8/27	538,000	514,447
PayPal Holdings, Inc. 1.65% 6/1/25	230,000	216,363
The Western Union Co. 4.25% 6/9/23	257,000	256,900
		3,579,479
Insurance - 1.7%
Empower Finance 2020 LP 1.357% 9/17/27 (b)	258,000	221,933
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	344,000	335,867
1.4% 8/27/27 (b)	344,000	291,838
1.7% 11/12/26 (b)	451,000	396,783
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	392,000	352,561
Guardian Life Global Funding:
1.1% 6/23/25 (b)	215,000	196,682
1.4% 7/6/27 (b)	438,000	379,772
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	203,000	202,847
Pacific Life Global Funding II 1.2% 6/24/25 (b)	210,000	192,499
Pricoa Global Funding I 2.4% 9/23/24 (b)	117,000	112,509
Protective Life Global Funding 3.218% 3/28/25 (b)	157,000	150,458
RGA Global Funding 2% 11/30/26 (b)	273,000	243,771
Willis Group North America, Inc. 4.65% 6/15/27	280,000	273,398
		3,350,918
TOTAL FINANCIALS		55,961,712
HEALTH CARE - 3.1%
Biotechnology - 0.3%
Amgen, Inc. 5.15% 3/2/28	491,000	495,061
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp. 2.75% 9/23/26 (b)	200,000	185,781
Boston Scientific Corp.:
1.9% 6/1/25	147,000	138,918
3.45% 3/1/24	279,000	274,167
		598,866
Health Care Providers & Services - 0.9%
Cigna Group:
0.613% 3/15/24	153,000	147,335
3.4% 3/1/27	160,000	152,147
CVS Health Corp. 5% 2/20/26	600,000	600,707
HCA Holdings, Inc. 3.125% 3/15/27 (b)	300,000	277,610
Humana, Inc. 0.65% 8/3/23	500,000	496,496
		1,674,295
Life Sciences Tools & Services - 0.4%
Revvity, Inc. 0.85% 9/15/24	570,000	536,930
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	300,000	284,602
		821,532
Pharmaceuticals - 1.2%
AstraZeneca Finance LLC 0.7% 5/28/24	460,000	439,224
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	260,000	252,437
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	300,000	291,668
Elanco Animal Health, Inc. 6.022% 8/28/23	208,000	206,440
GSK Consumer Healthcare Capital 3.125% 3/24/25	360,000	346,195
Viatris, Inc.:
1.65% 6/22/25	353,000	324,941
2.3% 6/22/27	600,000	524,778
		2,385,683
TOTAL HEALTH CARE		5,975,437
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.7%
Raytheon Technologies Corp. 5% 2/27/26	286,000	287,920
The Boeing Co.:
1.95% 2/1/24	183,000	178,753
3.2% 3/1/29	540,000	486,224
4.875% 5/1/25	296,000	292,980
		1,245,877
Building Products - 0.2%
Carrier Global Corp. 2.242% 2/15/25	374,000	354,351
Commercial Services & Supplies - 0.2%
Republic Services, Inc. 0.875% 11/15/25	441,000	400,233
Ground Transportation - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	155,000	140,624
Industrial Conglomerates - 0.3%
Siemens Financieringsmaatschappij NV:
0.65% 3/11/24 (b)	301,000	290,272
1.2% 3/11/26 (b)	325,000	296,432
		586,704
Machinery - 0.9%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	234,000	221,213
2% 12/14/26 (b)	350,000	314,733
Otis Worldwide Corp. 2.056% 4/5/25	362,000	341,903
Parker Hannifin Corp.:
3.65% 6/15/24	370,000	362,841
4.25% 9/15/27	242,000	235,929
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	161,000	158,766
		1,635,385
Passenger Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	287,261	246,326
Delta Air Lines, Inc. 2.9% 10/28/24	306,000	295,232
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	180,121	162,558
		704,116
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	427,000	411,722
0.8% 8/18/24	421,000	395,210
2.2% 1/15/27	270,000	238,386
		1,045,318
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	265,000	247,182
3.95% 7/1/24 (b)	49,000	47,395
5.5% 1/15/26 (b)	172,000	165,559
		460,136
TOTAL INDUSTRIALS		6,572,744
INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. 3.2% 4/1/24	37,000	36,347
Dell International LLC/EMC Corp. 5.25% 2/1/28	726,000	728,936
		765,283
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc. 1.95% 2/15/28 (b)	950,000	825,817
Microchip Technology, Inc. 0.983% 9/1/24	355,000	334,400
Micron Technology, Inc. 4.185% 2/15/27	156,000	150,301
		1,310,518
Software - 1.1%
Oracle Corp.:
1.65% 3/25/26	590,000	538,864
5.8% 11/10/25	200,000	203,479
Roper Technologies, Inc.:
2.35% 9/15/24	260,000	249,956
3.65% 9/15/23	452,000	449,595
VMware, Inc.:
1% 8/15/24	421,000	397,556
1.4% 8/15/26	295,000	261,226
		2,100,676
TOTAL INFORMATION TECHNOLOGY		4,176,477
MATERIALS - 1.1%
Chemicals - 1.1%
Celanese U.S. Holdings LLC 5.9% 7/5/24	510,000	509,409
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	443,000	395,095
LYB International Finance III LLC 1.25% 10/1/25	204,000	185,584
Nutrien Ltd.:
4.9% 3/27/28	600,000	594,768
5.9% 11/7/24	313,000	314,895
		1,999,751
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp. 1.3% 9/15/25	129,000	117,752
Boston Properties, Inc. 3.2% 1/15/25	415,000	392,765
Crown Castle International Corp. 1.35% 7/15/25	27,000	24,844
Healthcare Trust of America Holdings LP 3.5% 8/1/26	410,000	379,391
Kite Realty Group Trust 4% 3/15/25	150,000	142,017
Omega Healthcare Investors, Inc. 4.375% 8/1/23	312,000	309,991
Realty Income Corp. 2.2% 6/15/28	24,000	20,982
Simon Property Group LP 2.75% 6/1/23	269,000	269,000
Spirit Realty LP 2.1% 3/15/28	359,000	301,799
Ventas Realty LP:
2.65% 1/15/25	199,000	187,547
3% 1/15/30	406,000	349,349
3.5% 4/15/24	129,000	126,077
Vornado Realty LP 2.15% 6/1/26	80,000	65,679
Welltower OP LLC 3.625% 3/15/24	110,000	107,834
		2,795,027
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 4.1% 10/1/24	19,000	17,762
TOTAL REAL ESTATE		2,812,789
UTILITIES - 3.9%
Electric Utilities - 2.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26	160,000	151,538
Duke Energy Corp. 4.3% 3/15/28	755,000	730,106
Eversource Energy 5.45% 3/1/28	1,000,000	1,017,108
Exelon Corp. 2.75% 3/15/27	54,000	49,892
FirstEnergy Corp.:
1.6% 1/15/26	29,000	26,480
2.05% 3/1/25	138,000	129,405
Florida Power & Light Co. 2.85% 4/1/25	178,000	171,929
Georgia Power Co. 4.65% 5/16/28	264,000	261,134
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	189,000	187,818
Southern Co. 0.6% 2/26/24	468,000	450,473
Tampa Electric Co. 3.875% 7/12/24	331,000	325,716
Vistra Operations Co. LLC 5% 7/31/27 (b)	610,000	573,259
		4,074,858
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 2.5% 11/15/24	343,000	329,588
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 0.833% 6/15/24	362,000	341,788
The AES Corp. 3.3% 7/15/25 (b)	246,000	233,134
		574,922
Multi-Utilities - 1.3%
Dominion Energy, Inc. 1.45% 4/15/26	670,000	604,967
DTE Energy Co. 4.22% 11/1/24	220,000	216,416
NiSource, Inc.:
0.95% 8/15/25	314,000	286,420
2.95% 9/1/29	807,000	710,965
Sempra Energy:
3.3% 4/1/25	261,000	251,242
3.4% 2/1/28	196,000	182,410
WEC Energy Group, Inc. 5% 9/27/25	228,000	227,864
		2,480,284
TOTAL UTILITIES		7,459,652
TOTAL NONCONVERTIBLE BONDS (Cost $119,093,178)		113,044,319

U.S. Treasury Obligations - 19.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.25% 7/31/25	12,792,800	11,726,400
0.75% 3/31/26 (e)	6,490,000	5,923,139
1.25% 12/31/26	16,532,700	15,060,895
3.875% 1/15/26	3,000,000	2,979,023
4.5% 11/15/25	2,000,000	2,012,891
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,247,437)		37,702,348

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.1%
4.5% 3/1/39 to 9/1/49 (Cost $241,982)	226,775	223,550

Asset-Backed Securities - 11.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	174,901	138,071
Series 2021-1A Class A, 2.95% 11/16/41 (b)	195,990	176,596
Series 2021-2A Class A, 2.798% 1/15/47 (b)	368,995	315,675
Aimco Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 6.3327% 7/22/32 (b)(c)(d)	723,000	711,028
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.1563% 1/17/32 (b)(c)(d)	500,000	491,758
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	697,384	672,452
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	423,019	371,004
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	565,819	549,119
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	305,461	280,260
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (b)(c)(d)	250,000	245,295
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 6.3603% 7/15/33 (b)(c)(d)	798,000	784,822
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 6.2616% 7/27/30 (b)(c)(d)	600,941	594,025
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	91,943	88,009
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	578,000	567,241
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	985,000	865,158
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (b)	108,218	107,071
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	170,705	165,946
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	98,947	97,237
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	77,053	75,209
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	103,000	101,022
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	367,000	365,901
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	250,000	246,145
Series 2020-2 Class A, 1.06% 4/15/33 (b)	1,483,000	1,350,784
Ford Credit Floorplan Master Owner Trust:
Series 2020-1 Class A1, 0.7% 9/15/25	900,000	887,402
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	310,000	308,350
Gm Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	309,000	308,080
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	169,000	167,341
Series 2020-2 Class A, 0.69% 10/15/25 (b)	403,000	395,453
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 6.2727% 1/22/31 (b)(c)(d)	512,000	504,913
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	16,433	16,383
Series 2022-1A Class A, 1.36% 4/15/32 (b)	87,657	86,913
Series 2022-2A Class A, 4.25% 8/15/32 (b)	219,615	217,603
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	64,957	64,053
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 6.2603% 7/17/32 (b)(c)(d)	1,070,000	1,048,076
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	695,000	653,124
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.0363% 4/15/30 (b)(c)(d)	605,796	597,093
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	562,333	513,952
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	394,000	389,280
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	165,251	164,222
Series 2021-A Class A3, 0.51% 7/22/24 (b)	236,626	233,154
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	137,000	130,066
1.884% 7/15/50 (b)	86,000	77,669
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	1,409,200	1,240,096
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	205,353	204,961
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (b)(c)(d)	791,000	775,147
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 6.1903% 7/15/30 (b)(c)(d)	761,069	751,555
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	469,692	464,131
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	17,956	17,863
Series 2021-3 Class A, 0.83% 7/20/31 (b)	68,651	67,810
Series 2021-4 Class A, 0.84% 9/20/31 (b)	145,125	142,003
Series 2021-5 Class A, 1.31% 11/20/31 (b)	201,957	196,933
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	59,382	56,646
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	357,782	338,967
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	738,597	680,880
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	612,000	581,818
Class B, 0.69% 5/20/27	700,000	663,934
TOTAL ASSET-BACKED SECURITIES (Cost $23,311,239)		22,305,699

Collateralized Mortgage Obligations - 2.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	181,247	169,946
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	431,701	367,146
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	80,933	77,275
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	115,547	108,848
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	71,227	68,642
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	173,741	163,928
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	150,871	141,160
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	82,879	80,386
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	611,894	569,375
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	448,876	423,035
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	230,346	201,929
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	502,311	467,421
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	61,238	55,718
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	168,092	152,853
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	132,697	128,162
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	436,255	393,865
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	333,816	313,061
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	72,018	61,700
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	94,648	81,991
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	169,695	162,150
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	80,764	77,649
TOTAL PRIVATE SPONSOR		4,266,240
U.S. Government Agency - 0.3%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	36,841	33,981
Series 2019-33 Class N, 3% 3/25/48	281,747	265,662
Series 2019-59 Class AB, 2.5% 10/25/39	93,029	84,535
Freddie Mac planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	134,296	125,079
TOTAL U.S. GOVERNMENT AGENCY		509,257
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,187,779)		4,775,497

Commercial Mortgage Securities - 5.2%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (b)(c)(d)	174,000	169,005
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	138,000	125,934
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	297,066	286,834
BBCMS Mortgage Trust sequential payer Series 2017-C1 Class ASB, 3.488% 2/15/50	625,959	599,769
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	50,020	49,082
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.857% 9/15/26 (b)(c)(d)	352,000	333,983
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (b)(c)(d)	566,000	548,355
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (b)(c)(d)	323,000	311,835
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.7593% 5/15/38 (b)(c)(d)	300,000	290,692
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.0722% 2/15/39 (b)(c)(d)	412,205	400,407
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.958% 11/15/38 (b)(c)(d)	319,000	309,102
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.7429% 10/15/26 (b)(c)(d)	298,000	287,300
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (b)(c)(d)	132,000	131,917
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (b)(c)(d)	295,235	293,197
Series 2021-SOAR Class A, 1 month U.S. LIBOR + 0.670% 5.778% 6/15/38 (b)(c)(d)	449,770	435,674
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	484,805	437,844
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	340,224	297,291
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (b)(c)(d)	100,000	98,486
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	68,243	65,615
COMM Mortgage Trust:
sequential payer Series 2020-SBX Class A, 1.67% 1/10/38 (b)	625,000	544,589
Series 2013-CR13 Class AM, 4.449% 11/10/46	131,000	128,743
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	97,732	87,789
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (b)(c)(d)	443,000	427,172
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (b)(c)(d)	190,000	178,191
Series 2013-GC16 Class A/S, 4.649% 11/10/46	255,000	251,850
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	189,000	182,502
Series 2013-C17 Class A/S, 4.4584% 1/15/47	327,000	317,242
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 6.357% 9/15/29 (b)(c)(d)	104,136	94,027
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 3/15/38 (b)(c)(d)	286,044	278,675
Morgan Stanley BAML Trust sequential payer:
Series 2014-C15 Class ASB, 3.654% 4/15/47	95,647	94,675
Series 2014-C19 Class ASB, 3.326% 12/15/47	162,280	159,257
Series 2016-C28 Class A3, 3.272% 1/15/49	106,361	100,049
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	302,000	280,191
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.591% 10/15/36 (b)(c)(d)	479,407	461,329
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (b)(c)(d)	299,000	288,879
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	161,725	155,886
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	153,901	149,291
Series 2017-RC1 Class ASB, 3.453% 1/15/60	197,791	190,299
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,501,722)		9,842,958

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2019, 2.4% 10/1/25 (Cost $220,899)	220,000	208,667

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $199,248)	200,000	178,225

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c) (Cost $325,000)	325,000	303,921

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f) (Cost $1,480,608)	1,480,314	1,480,610

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $198,809,092)	190,065,794
NET OTHER ASSETS (LIABILITIES) - 0.3%	653,979
NET ASSETS - 100.0%	190,719,773

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	32	Sep 2023	6,586,500	(15,962)	(15,962)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	120	Sep 2023	13,089,375	(16,179)	(16,179)

TOTAL FUTURES CONTRACTS					(32,141)
The notional amount of futures purchased as a percentage of Net Assets is 10.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,113,156 or 28.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $283,848.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,815,032	79,378,549	80,712,971	87,109	-	-	1,480,610	0.0%
Total	2,815,032	79,378,549	80,712,971	87,109	-	-	1,480,610

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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